SHARE CAPITAL - CAPITAL MANAGEMENT - NARRATIVE (Details)	Dec. 31, 2019	Dec. 31, 2018
SHARE CAPITAL
Debt-to-capital ratio	7.40%	11.50%
Liability-to-asset ratio	50.10%	46.20%